Other long-term liabilities - Finance lease obligations (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	$ 397,876
Interest component	193,634
Finance lease obligations	204,242
2018
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	31,447
Interest component	23,549
Finance lease obligations	7,898
2019
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	31,826
Interest component	22,727
Finance lease obligations	9,099
2020
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	32,213
Interest component	21,756
Finance lease obligations	10,457
2021
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	32,608
Interest component	20,612
Finance lease obligations	11,996
2022
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	33,010
Interest component	19,271
Finance lease obligations	13,739
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	236,772
Interest component	85,719
Finance lease obligations	$ 151,053